Financial Risk Management - Summary of Objectives Policies and Processes for Managing Capital (Details) ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Disclosure of objectives, policies and processes for managing capital [abstract]
Minimum Common Equity Tier One Ratio	8.00%
Minimum Tier One Ratio	9.50%
Minimum Total Regulatory Capital Ratio	11.50%
Equity Capital:	₩ 48,969,952	₩ 45,882,765
Tier 1 Capital	45,032,020	42,305,442
Common Equity Tier 1 Capital	40,103,660	39,144,259
Additional Tier 1 Capital	4,928,360	3,161,183
Tier 2 Capital	3,937,932	3,577,323
Risk-Weighted Assets:	₩ 302,967,993	₩ 290,913,570
Equity Capital (%):	0.1616	0.1577
Tier 1 Capital (%)	0.1486	0.1454
Common Equity Tier 1 Capital (%)	0.1324	0.1346